Condensed Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current liabilities
Accrued expenses		$ 659
TOTAL LIABILITIES		659
Commitments and Contingencies
SHAREHOLDERS' DEFICIT
Additional paid-in capital		10
Accumulated deficit		(659)
TOTAL SHAREHOLDERS' DEFICIT		(659)
Archimedes Tech SPAC Partners II Co
Current assets
Cash		1,362,766
Prepaid expenses		111,403
Total current assets		1,474,169
Deferred offering costs			$ 429,691
Prepaid insurance		9,896
Cash held in Trust Account		239,860,969	0
TOTAL ASSETS		241,345,034	429,691
Current liabilities
Accrued expenses		61,277	23,000
Accrued offering costs		75,000	268,358
Due to related party		1,239	0
Total current liabilities		137,516	483,391
Deferred underwriting fee payable		8,050,000
TOTAL LIABILITIES		8,187,516	483,391
Commitments and Contingencies
Ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of $10.43 per share as of December 31, 2025 and none at December 31, 2024		239,860,969
SHAREHOLDERS' DEFICIT
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Ordinary shares, $0.0001 par value; 400,000,000 shares authorized; 6,590,000 and 5,750,000 shares issued and outstanding (excluding 23,000,000 and 0 shares subject to possible redemption) as of December 31, 2025 and 2024, respectively		659	575
Additional paid-in capital			24,425
Accumulated deficit		(6,704,110)	(78,700)
TOTAL SHAREHOLDERS' DEFICIT		(6,703,451)	(53,700)
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS' DEFICIT	[1]	$ 241,345,034	429,691
Related Party [Member] | Archimedes Tech SPAC Partners II Co
Current liabilities
Promissory note - related party			$ 192,033

[1]	As of December 31, 2024, included an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.